Investment Strategy - Harbor Short Term Treasury ETF	Jul. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in U.S. Treasury bills. Under normal circumstances, the Fund expects to maintain a dollar-weighted average portfolio maturity of approximately 90 days or less although the Fund’s dollar-weighted average portfolio maturity may modestly exceed 90 days from time to time due to U.S. Treasury auction schedules, settlement timing, weekends, holidays, market conventions, fund flows, or other portfolio management considerations.U.S. Treasury bills are securities with maturities of one year or less issued by the U.S. Department of the Treasury and backed by the full faith and credit of the U.S. Government. U.S. Treasury bills are sold at a discount to their face value, do not pay periodic interest, and mature at face value.The Fund may invest up to 20% of its total assets in other instruments intended to help the Fund pursue its investment objective, manage liquidity, facilitate creations and redemptions, reduce transaction costs, manage collateral, or seek additional income. Such instruments may include cash, cash equivalents, repurchase agreements, reverse repurchase agreements, money market funds, U.S. Treasury floating rate notes, other short-term U.S. Treasury or U.S. government securities, and shares of affiliated or unaffiliated investment companies, including exchange-traded funds registered under the Investment Company Act of 1940, as amended, that invest primarily in Fund-eligible investments.The Fund may lend portfolio securities to seek additional income. These loans will be secured by collateral, which may include cash, U.S. government securities, irrevocable letters of credit, or other collateral permitted by applicable law, maintained in an amount at least equal to 100% of the market value, determined daily, of the loaned securities. Cash collateral received in connection with securities lending may be invested in short-term investments, including money market funds, repurchase agreements, reverse repurchase agreements, or other high-quality short-term instruments. Any reverse repurchase agreements entered into by the Fund will not exceed one-third of the Fund’s total assets, including the amount borrowed.The Fund is not a money market fund and does not seek to maintain a stable net asset value of $1.00 per share.The Fund may at times engage in active and frequent trading to achieve its principal investment strategies.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	U.S. Treasury bills are securities with maturities of one year or less issued by the U.S. Department of the Treasury and backed by the full faith and credit of the U.S. Government. U.S. Treasury bills are sold at a discount to their face value, do not pay periodic interest, and mature at face value.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in U.S. Treasury bills.